ADVANCES RECEIVABLE	12 Months Ended
Dec. 31, 2025
Advances Receivable [Abstract]
ADVANCES RECEIVABLE [Text Block]

3. ADVANCES RECEIVABLE

The advances receivable as at December 31, 2025 included $nil of prepaid expenses and $nil of an unsecured loan from third party (December 31, 2024 - $2,851 and an allowance for doubtful accounts of $15,282 was recorded reducing the loan balance to $nil as a result of uncertainties surrounding the recoverability of this loan).